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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Medtech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number:  28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       ----------------------------------------
                                       Schaffhausen, Switzerland, July 28, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:   $99,397
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------
1     28-12665               Medsource N.V.
2     28-12664               Medcare N.V.


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                                  BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------  ---------  --------  ----------------------  ----------  --------  -----------------------
                              TITLE OF               VALUE     SHS OR   SH/    PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------------  --------  ---------  --------  ---------  ----  -----  ----------  --------  ---------  ------  ----
Applera Corp - Celera Group     COM     038020202   22,720   2,000,000   SH            DEFINED      1      2,000,000   NONE   NONE
Masimo Corp                     COM     574795100   11,197     325,959   SH            DEFINED      1        325,959   NONE   NONE
Millipore Corp                  COM     601073109    5,090      75,000   SH            DEFINED      1         75,000   NONE   NONE
Qiagen N.V.                     ORD     N72482107   60,390   3,000,000   SH            DEFINED      2      3,000,000   NONE   NONE


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